INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	December 31,
	2021	2022
Raw materials	$108,925	$59,780
Work-in-process	20,593	12,531
Finished goods	198,253	97,206
Total	$327,771	$169,517

Inventory write-down was $2.0 million, nil and nil for the years ended December 31, 2020, 2021 and 2022.